Financial Instruments Revaluation And Other Gains (Losses) - Operational Financial Instruments Revaluation and Other Gains (Losses) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operational Financial Instruments Revaluation And Other Gains Losses [Line Items]
Total Operational Financial Instruments Revaluation And Other Gains Losses Amount	$ (3,907,666)	$ (1,017,401)
Revaluation of Assets [Member]
Operational Financial Instruments Revaluation And Other Gains Losses [Line Items]
Gain (loss) on revaluation of ADG Acquisition – Earn-out (note 8)	5,456,961	(86,045)
Loss on disposal of property and equipment	$ (1,549,295)	$ (931,356)